TRANSAMERICA FUNDS

*  *  *

Transamerica Total Return

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

The following replaces the information in the Class I2 Prospectus and Summary Prospectus relating to Pacific Investment Management Company LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:	Portfolio Managers:
Pacific Investment Management Company LLC	Scott A. Mather, Portfolio Manager since 2014
Mark R. Kiesel, Portfolio Manager since 2014
Mihir P. Worah, Portfolio Manager since 2014

The following replaces the information in the Prospectus relating to Pacific Investment Management Company LLC under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Scott Mather	Pacific Investment Management Company LLC	Portfolio Manager of the fund since 2014; Employee of Pacific Investment Management Company LLC since 1998; Managing Director, previously head of global portfolio management
Mark Kiesel	Pacific Investment Management Company LLC	Portfolio Manager of the fund since 2014; Employee of Pacific Investment Management Company LLC since 1996; Managing Director, global head of corporate bond portfolio management
Mihir Worah	Pacific Investment Management Company LLC	Portfolio Manager of the fund since 2014; Employee of Pacific Investment Management Company LLC since 2001; Managing Director, head of the real return and multi-asset portfolio management teams

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

Transamerica Total Return

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Scott Mather	38	$317.60 billion	50	$41.64 billion	83	$34.25 billion
Mark Kiesel	35	$327.91 billion	51	$65.71 billion	141	$72.77 billion
Mihir Worah	56	$339.10 billion	35	$30.59 billion	55	$31.88 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Scott Mather	0	$0	3	$1.09 billion	13	$6.24 billion
Mark Kiesel	0	$0	8	$6.16 billion	14	$4.73 billion
Mihir Worah	0	$0	1	$161 million	7	$1.51 billion

*  *  *

Investors Should Retain this Supplement for Future Reference

October 3, 2014